Unaudited Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Subscription receivable	Receivables due from shareholder	Additional paid-in capital	Statutory reserve	Accumulated earnings/ (deficits)	Accumulated Other Comprehensive Income (Loss)	Total EZGO’s shareholders’ equity	Non-controlling interest	Total
Balance at Sep. 30, 2021	$ 13,627	$ (7,800)	$ (3,152,179)	$ 32,260,048	$ 233,413	$ (1,423,614)	$ 594,507	$ 28,518,002	$ 4,018,498	$ 32,536,500
Balance (in Shares) at Sep. 30, 2021	13,626,891
Net loss						(2,344,439)		(2,344,439)	(328,029)	(2,672,468)
Receivable from a shareholder			34,540					34,540		34,540
Appropriation to statutory reserve					4,436	(4,436)
Foreign currency translation adjustment			(51,599)				416,429	364,830	20,587	385,417
Balance at Mar. 31, 2022	$ 13,627	(7,800)	(3,169,238)	32,260,048	237,849	(3,772,489)	1,010,936	26,572,933	3,711,056	30,283,989
Balance (in Shares) at Mar. 31, 2022	13,626,891
Balance at Sep. 30, 2022	$ 24,214	(7,800)	(98,791)	40,690,086	233,622	(7,887,621)	(2,315,795)	30,637,915	2,901,464	33,539,379
Balance (in Shares) at Sep. 30, 2022	24,214,391
Equity issuance	$ 18,000			14,382,000				14,400,000		14,400,000
Equity issuance (in Shares)	18,000,000
Issuance of ordinary shares for Acquisition of Changzhou Sixun	$ 7,668			8,072,780				8,080,448		8,080,448
Issuance of ordinary shares for Acquisition of Changzhou Sixun (in Shares)	7,667,943
Share-based compensation - vesting of restricted shares award to employees	$ 203			151,672				151,875		151,875
Share-based compensation - vesting of restricted shares award to employees (in Shares)	202,500
Share-based compensation - vesting of restricted shares award to non-employees				332,613				332,613		332,613
Exercise of warrant	$ 332			(332)
Exercise of warrant (in Shares)	331,808
Addition of non-controlling interest from Acquisition of Changzhou Sixun									273,698	273,698
Net loss						(4,794,310)		(4,794,310)	(201,048)	(4,995,358)
Receivable from a shareholder			98,791					98,791		98,791
Appropriation to statutory reserve					2,567	(2,567)
Foreign currency translation adjustment							1,161,608	1,161,608	(94,120)	1,067,488
Balance at Mar. 31, 2023	$ 50,417	$ (7,800)		$ 63,628,819	$ 236,189	$ (12,684,498)	$ (1,154,187)	$ 50,068,940	$ 2,879,994	$ 52,948,934
Balance (in Shares) at Mar. 31, 2023	50,416,642